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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003
                                               -------------

Check here if Amendment [  ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Soros Fund Management LLC
Address:          888 Seventh Avenue
                  New York, New York  10106

Form 13F File Number:  028-06420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard D. Holahan, Jr.
Title:            Assistant General Counsel
Phone:            212-397-5516

Signature, Place, and Date of Signing:


/s/ Richard D. Holahan, Jr.      New York, New York             August 14, 2003
---------------------------      ------------------             ---------------
[Signature]                      [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page


Report Summary:

Number of Other Included Managers:                                     1
                                                               ---------
Form 13F Information Table Entry Total:                              134
                                                               ---------

Form 13F Information Table Value Total:                       $1,768,265
                                                               ---------
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.      Form 13F File Number      Name
         ---      --------------------      ----

         1.       028 - 10418               George Soros

                                                     Soros Fund Management LLC
                                                     Form 13F Information Table
                                                    Quarter Ended June 30, 2003

                  Title                   Fair Market    Shares or          Investment Discretion               Voting Authority
                   of        Cusip           Value       Principal   Put/        Shared    Shared-    Other
Issuer            Class      Number      (in thousands)    Amount    Call  Sole  Instr.V   Other     Managers   Sole   Shared   None
------            -----      ------      -------------   ---------   ----  ----  -------   ------    --------   ----   ------   ----
------------------------------------------------------------------------------------------------------------------------------------
AOL TIME
WARNER INC        COM        00184A105   $      16,090    1,000,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
ATMI INC          SUB NT
                  CV
                  5.25%06    00207RAC5   $      10,079    7,500,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
AT&T WIRELESS
SVCS INC          COM        00209A106   $       2,135      260,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
ABGENIX INC       COM        00339B107   $         249       23,800                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED FIBRE
COMMUNICATIONS    COM        00754A105   $       1,687      103,000                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MEDI-
CAL OPTICS INC    COM        00763M108   $       8,953      525,100                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO
DEVICES INC       COM        007903107   $         620       96,700                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
AGERE SYS INC     SB NT CV
                  6.5%09     00845VAA8   $       6,915    6,000,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
AGILENT
TECHNOLOGIES
INC               COM        00846U101   $         647       33,100                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
AGILENT           SR
TECHNOLOGIES      CONV
INC               DEB 21     00846UAB7   $       3,417    3,500,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
ALLOS THERA-
PEUTICS INC       COM        019777101   $       7,600    2,500,000                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
AMAZON COM
INC               COM        02135106    $         132       63,900  PUT                    X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL     SPON ADR
S A DE C V        L SHS      02364W105   $      14,156      755,000                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EAGLE
OUTFITTERS NEW    COM        02553E106   $       2,414      131,210                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
ANTHEM INC        COM        03674B104   $      39,209      508,221                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
APACHE CORP       COM        037411105   $       4,880       75,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
APACHE CORP       COM        037411105   $      28,414      436,730                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
APEX SILVER
MINES LTD         ORD        G04074103   $      50,225    3,405,071          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
AREL COMMUNI-
CATIONS &
SOFTWARE          COM        M14925107   $         650      722,500          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
ARROW ELECTRS
INC               COM        042735100   $       3,824      250,900                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
ASPECT TELE-
COMMUNICATIONS    SB DB CV
CORP              ZERO 18    045237AE4   $      18,168   44,925,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
ASPECT COMMU-
NICATIONS CORP    COM        04523Q102   $          70       20,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
AVAX TECHNOL-     COM PAR
OGIES INC         $0.004     053495305   $          24       99,074                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------

                                                 Soros Fund Management LLC
                                                 Form 13F Information Table
                                                Quarter Ended June 30, 2003

                  Title                   Fair Market    Shares or          Investment Discretion               Voting Authority
                   of        Cusip           Value       Principal   Put/        Shared    Shared-    Other
Issuer            Class      Number      (in thousands)    Amount    Call  Sole  Instr.V   Other     Managers   Sole   Shared   None
------            -----      ------      -------------   ---------   ----  ----  -------   ------    --------   ----   ------   ----
------------------------------------------------------------------------------------------------------------------------------------
AVAYA INC         LYON
                  10/31/21   053499AA7   $      21,751   42,750,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
AVNET INC         COM        053807103   $       4,552      359,000                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
AXCAN PHARMA
INC               COM        054923107   $      31,400    2,500,000                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
BJS WHOLESALE
CLUB INC          COM        05548J106   $       9,337      620,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
BARRICK GOLD
CORP              COM        067901108   $       1,607       89,800                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
BEA SYS INC       SB NT CV
                  4%06       073325AD4   $      12,545   13,000,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
BIOGEN INC        COM        090597105   $       1,747       46,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
BLUEFLY INC       COM        096227103   $       5,922    5,287,082          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
BOWATER INC       COM        102183100   $       4,869      130,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
BROOKFIELD
HOMES CORP        COM        112723101   $      12,629      819,000                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
CANADA LIFE
FINL CORP         COM        135113108   $         824       25,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
CHICAGO BRIDGE    N Y
& IRON CO N V     REGISTRY
                  SH         167250109   $       4,536      200,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
CNH GLOBAL NV     SHS NEW    N20935206   $       3,451      361,700          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
COLLAGENEX
PHARMACEUTI-
CALS I            COM        19419B100   $       7,020      529,399                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
CONCORD EFS
INC               COM        206197105   $         442       30,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
CONTINUCARE
CORP              COM        212172100   $         555    1,460,800          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
CYPRESS SEMI-
CONDUCTOR CORP    COM        232806109   $       4,512      376,000                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
CYPRESS SEMI-     SUB NT
CONDUCTOR CORP    CV 4%05    232806AE9   $       1,010    1,000,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
CYPRESS SEMI-     SB NT
CONDUCTOR CORP    CV 3.75%05 232806AF6   $       1,000    1,000,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
DELPHI CORP       COM        247126105   $         502       58,200                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
DELTIC TIMBER
CORP              COM        247850100   $       3,252      114,300                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
DEVON ENERGY
CORP NEW          COM        25179M103   $       5,073       95,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
DIAMONDS TR       UNIT SER 1 252787106   $     157,343    1,750,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
DUN &
BRADSTREET
CORP DEL NEW      COM        26483E100   $      41,803    1,017,100          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------

                                                     Soros Fund Management LLC
                                                     Form 13F Information Table
                                                    Quarter Ended June 30, 2003

                  Title                   Fair Market    Shares or          Investment Discretion               Voting Authority
                   of        Cusip           Value       Principal   Put/        Shared    Shared-    Other
Issuer            Class      Number      (in thousands)    Amount    Call  Sole  Instr.V   Other     Managers   Sole   Shared   None
------            -----      ------      -------------   ---------   ----  ----  -------   ------    --------   ----   ------   ----
------------------------------------------------------------------------------------------------------------------------------------
E M C CORP
MASS              COM        268648102   $       3,141      300,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
J D EDWARDS
& CO              COM        281667105   $       1,452      101,500          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC DATA
SYS NEW           COM        285661104   $          16       37,500  PUT     X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
ENPRO INDS INC    COM        29355X107   $       6,697      626,480                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
EXPEDIA INC       CL A       302125109   $      34,531      453,520          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LN
MTG CORP          COM        313400301   $       3,690      450,000  CALL    X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL NATL
MTG ASSN          COM        313586109   $       6,744      100,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL NATL
MTG ASSN          COM        313586109   $         700      250,000  PUT     X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
FEDEX CORP        COM        31428X106   $       3,387       54,600                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
FIRSTENERGY
CORP              COM        337932107   $      10,531      273,900                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
FOUR SEASONS      LTD
HOTEL INC         VTG SH     35100E104   $       2,617       60,500          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
GBC BANCORP
CALIF             COM        361475106   $       2,349       61,412          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
GAP INC DEL       SR NT CV
                  5.75%09    364760AJ7   $       2,705    2,000,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
GENERAL MTRS
CORP              COM        370442105   $         720       20,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
GENTA INC         COM NEW    37245M207   $         339       25,500                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
GOLD FIELDS       SPONSORED
LTD NEW           ADR        38059T106   $       1,108       91,000                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
GOLDEN WEST
FINL CORP DEL     COM        381317106   $       7,057       88,200                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
GOODRICH CORP     COM        382388106   $       6,195      295,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
GOODRICH CORP     COM        382388106   $         911       43,400                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
HILTON HOTELS
CORP              COM        432848109   $       3,709      290,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
HILTON HOTELS
CORP              COM        432848109   $       4,112      321,500                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
HISPANIC BROAD-
CASTING CORP      CL A       43357B104   $       2,227       87,500          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
HOTELS COM        COM        4147T108    $           0       32,700  PUT                    X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
INCO LTD          COM        453258402   $         249       11,800                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
INTEGRA
LIFESCIENCES      COM
HLDGS C           NEW        457985208   $      69,317    2,630,625          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------

                                                 Soros Fund Management LLC
                                                 Form 13F Information Table
                                                Quarter Ended June 30, 2003

                  Title                   Fair Market    Shares or          Investment Discretion               Voting Authority
                   of        Cusip           Value       Principal   Put/        Shared    Shared-    Other
Issuer            Class      Number      (in thousands)    Amount    Call  Sole  Instr.V   Other     Managers   Sole   Shared   None
------            -----      ------      -------------   ---------   ----  ----  -------   ------    --------   ----   ------   ----
------------------------------------------------------------------------------------------------------------------------------------
INTEGRATED
DEVICE
TECHNOLOGY        COM        458118106   $       4,657      422,200                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL
GAME
TECHNOLOGY        COM        459902102   $      11,410      111,500                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
INTL PAPER CO     COM        460146103   $       1,065       29,800                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL     SUB NT
RECTIFIER CORP    CV4.25%07  460254AE5   $       5,432    5,593,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
INTRABIOTICS
PHARMACEUTICALS   COM        46116T506   $         583      145,833                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
JETBLUE AWYS
CORP              COM        477143101   $     358,347    8,536,138          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON CTLS
INC               COM        478366107   $       9,698      113,300                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
JOS A BANK
CLOTHIERS INC     COM        480838101   $      19,584      583,901          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
LNR PPTY CORP     COM        501940100   $      10,468      279,900                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
LSI LOGIC CORP    SB NT CV
                  4.25%04    502161AD4   $      31,693   32,176,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
LABORATORY
CORP
AMER HLDGS        COM NEW    50540R409   $       8,575      284,400                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
LAM RESEARCH      SUB NT CV
CORP              4%06       512807AE8   $      15,501   16,000,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
LANOPTICS LTD     ORD        M6706C103   $       4,360      636,485                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
LATTICE SEMI-
CONDUCTOR CORP    COM        518415104   $          41        5,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
LATTICE SEMI-     SUB NT
CONDUCTOR CORP    CV4.75%06  518415AC8   $       4,653    4,530,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
LEAR CORP         COM        521865105   $       1,072       23,300                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP       CL A       526057104   $       4,705       65,800                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP       CL B       526057302   $         452        6,580                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
LIZ CLAIBORNE
INC               COM        539320101   $      19,877      563,900                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
LUCENT
TECHNOLOGIES      SR DEB
INC               CV-B 25    549463AH0   $       1,866    2,000,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
LYONDELL
CHEMICAL CO       COM        552078957   $          93       80,500  PUT     X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
MCG CAPITAL
CORP              COM        58047P107   $      28,885    1,990,666          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
MGM MIRAGE        COM        552953101   $         800       23,400                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
MAGNA INTL INC    CL A       559222401   $      15,862      235,800                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------

                                                 Soros Fund Management LLC
                                                 Form 13F Information Table
                                                Quarter Ended June 30, 2003

                  Title                   Fair Market    Shares or          Investment Discretion               Voting Authority
                   of        Cusip           Value       Principal   Put/        Shared    Shared-    Other
Issuer            Class      Number      (in thousands)    Amount    Call  Sole  Instr.V   Other     Managers   Sole   Shared   None
------            -----      ------      -------------   ---------   ----  ----  -------   ------    --------   ----   ------   ----
------------------------------------------------------------------------------------------------------------------------------------
MANDALAY
RESORT GROUP      COM        562567107   $      35,118    1,102,600                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
MAY DEPT
STORES CO         COM        577778103   $          10       19,000  PUT     X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
MCDONALDS CORP    COM        580135101   $      14,560      660,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
MERCURY INTER-    SB NT
ACTIVE CORP       CV
                  4.75%07    589405AB5   $       6,491    6,540,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
METLIFE INC       COM        59156R108   $       4,619      163,100                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
MICROSTRATEGY     SUB NT CV
INC               7.5%07     594972AA9   $          32       42,700          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
MID-ATLANTIC      SH
RLTY TR           BEN INT    595232109   $       3,497      167,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
NTL INC DEL       COM        62940M104   $       1,943       56,459          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
NASDAQ 100 TR     UNIT SER 1 631100104   $     210,249    7,020,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
PMC-SIERRA INC    SB NT CV
                  3.75%06    69344FAB2   $       5,175    5,550,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
PARAMETRIC
TECHNOLOGY
CORP              COM        699173100   $         501      166,000                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
PHOTRONICS INC    SB NT CV
                  4.75%06    719405AC6   $       5,760    6,000,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
PRAECIS PHARMA-
CEUTICALS INC     COM        739421105   $       5,858    1,195,414          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
PRECISION
CASTPARTS
CORP              COM        740189105   $       9,330      300,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
PURADYN FILTER
TECHNOLOGIES      COM        746091107   $      11,882    4,570,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
QUEST
DIAGNOSTICS
INC               COM        74834L100   $      18,713      293,300                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
RFS HOTEL
INVS INC          COM        74955J108   $         731       59,300          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
R H DONNELLEY
CORP              COM NEW    74955W307   $      47,411    1,300,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
ROXIO INC         COM        780008108   $       1,148      176,600                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
SBC
COMMUNICATIONS
INC               COM        78387G103   $       4,982      195,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
SANMINA SCI       SUB NTCV
CORP              4.25%04    800907AB3   $      16,500   16,500,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
SHAW GROUP INC    COM        820280105   $       6,768      561,700                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------

                                                 Soros Fund Management LLC
                                                 Form 13F Information Table
                                                Quarter Ended June 30, 2003

                  Title                   Fair Market    Shares or          Investment Discretion               Voting Authority
                   of        Cusip           Value       Principal   Put/        Shared    Shared-    Other
Issuer            Class      Number      (in thousands)    Amount    Call  Sole  Instr.V   Other     Managers   Sole   Shared   None
------            -----      ------      -------------   ---------   ----  ----  -------   ------    --------   ----   ------   ----
------------------------------------------------------------------------------------------------------------------------------------
SHERWIN
WILLIAMS CO       COM        824348106   $       1,150       42,800                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
SKYWEST INC       COM        830879102   $       2,303      120,700                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
STANCORP FINL
GROUP INC         COM        852891100   $      14,731      282,100                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
STEWART
ENTERPRISES
INC               CL A       860370105   $       2,695      626,800                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
TENET
HEALTHCARE
CORP              COM        88033G100   $       3,128      268,500                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
TRANSACTION
SYS ARCHITECTS    CL A       893416107   $       6,788      750,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
TULARIK INC       COM        899165104   $         436       44,000                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD     LYON ZERO
NEW               20         902124AC0   $       3,060    4,000,000          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
USA INTERACTIVE   COM        902984103   $         178      230,100  PUT                    X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
VALENTIS INC      COM NEW    91913E302   $       5,488    1,404,529                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
VERIDIAN CORP
DEL               COM        92342R203   $       2,355       67,500          X                         1         X
------------------------------------------------------------------------------------------------------------------------------------
VERTEX PHARMA-
CEUTICALS INC     COM        92532F100   $         233       15,900                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
VISTEON CORP      COM        92839U107   $         214       31,200                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
WELLPOINT
HEALTH
NETWORK NEW       COM        94973H108   $      18,925      224,500                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
WEYERHAEUSER
CO                COM        962166104   $       1,415       26,200                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
XCEL ENERGY
INC               COM        98389B100   $       1,465       97,400                         X          1                 X
------------------------------------------------------------------------------------------------------------------------------------
                                         $   1,768,265

The following investment managers that are required to file a report pursuant to
Section 13(f) of the Securities Exchange Act of 1934 ("Section 13(f)") exercise investment discretion with respect to certain securities held in accounts for which Soros Fund Management LLC ("SFM LLC") acts as principal investment manager and such managers will report such positions on their reports:

           028-10391                       Acharne Global LLC
           028-06437                       Atlantic Investment Management, Inc.
           028-05875                       Blavin & Company, Inc.
           028-05444                       Brahman Capital Corp.
           028-05227                       JL Advisors L.L.C.
           028-06301                       Origin Capital Management LLC
           028-04503                       Ridgecrest Investment Management LLC
           028-05395                       Select Equity Group, Inc.
           028-06099                       Seminole Management Company, Inc.
                                           (Paul C. Shiverick)
           028-05369                       Sirios Capital Management L.P.
           028-10036                       Vantis Capial Management LLC
           028-04945                       Wyper Partners LLC


** Certain securities reported herein are managed by investment managers that are not required to file a report pursuant to Section 13(f). The inclusion of such securities herein shall not be deemed an admission that George Soros or SFM LLC have investment discretion or voting authority over such securities.